Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net
7	Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2021	2022
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(9)	(21)
Intangible assets, net	116	104

For the years ended December 31, 2020, 2021 and 2022, amortization expenses amounted to nil, US$5 and US$12 respectively. For the years ended December 31, 2020, 2021 and 2022, there is no intangibles impairment to be recognized.

7Intangible assets, net (Continued)

As of December 31, 2022, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
US$
2023	12
2024	12
2025	12
2026	12
2027 and thereafter	56
104